Intangible assets	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets

Intangible assets are analyzed as follows:
	March 31,
	2014	2015
	$ in thousands	$ in thousands

Cost	6,894	6,939
Less: accumulated amortization	(2,507)	(2,820)

	4,387	4,119

The components of other intangible assets are as follows:

	March 31,
	2014	2015
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	2,062	1,880
Land use right of factory land in Xinxing, Guangdong, PRC	2,325	2,239

	4,387	4,119

Amortization expense in relation to other intangible assets was approximately $226,000, $289,000 and $294,000 for each of the fiscal years ended March 31, 2013, 2014 and 2015, respectively.

As of March 31, 2015, future minimum amortization expenses in respect of other intangible assets are as follows:

Year ending March 31,	$ in thousands

2016	294
2017	294
2018	294
2019	294
2020	294
Thereafter	2,649

Total	4,119